EARNINGS PER SHARE	6 Months Ended
Jun. 27, 2025
Earnings per share [abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
Basic earnings per share is calculated by dividing profit after taxes by the weighted average number of Shares in issue during the period, after deducting the weighted average number of treasury shares held. Diluted earnings per share is calculated in a similar manner, but includes the effect of dilutive securities, principally share options, restricted stock units and performance share units. Share-based payment awards that are contingently issuable upon the achievement of specified market and/or performance conditions are included in the diluted earnings per share calculation based on the number of Shares that would be issuable if the end of the period was the end of the contingency period.
The following table summarises basic and diluted earnings per share calculations for the periods presented:

	Six Months Ended
	27 June 2025	28 June 2024
Profit after taxes attributable to equity shareholders (€ million)	913	797
Basic weighted average number of Shares in issue[1] (million)	459	460
Effect of dilutive potential Shares[2] (million)	—	—
Diluted weighted average number of Shares in issue[1] (million)	459	460
Basic earnings per share (€)[3]	1.99	1.73
Diluted earnings per share (€)[3]	1.99	1.73
[1] As at 27 June 2025 and 28 June 2024, the Group had 457,224,052 and 460,371,583 Shares, respectively, in issue. As at 27 June 2025, the Group held 530,509 Shares that were acquired in the market by Coca-Cola Europacific Partners plc Employee Benefit Trust (see Note 9), classified as treasury shares for accounting purposes. The Shares held by the trust are excluded from the calculation of basic and diluted earnings per share. The Group held no treasury shares as at 28 June 2024.
[2] For the six months ended 27 June 2025 and 28 June 2024, there were no outstanding options to purchase Shares excluded from the diluted earnings per share calculation. The dilutive impact of the remaining options outstanding, unvested restricted stock units and unvested performance share units was included in the effect of dilutive securities.
[3] Basic and diluted earnings per share are calculated prior to rounding.